Other Administrative Expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other Administrative Expenses

40.	Other Administrative Expenses

a) Breakdown

The breakdown of the balance for this line item is as follows:

Thousand of Reais	2024	2023	2022

General maintenance expenses	878,393	896,232	895,734
Technology maintenance expenses	2,409,697	2,383,988	2,577,479
Advertising	516,448	521,964	540,593
Communications	351,019	501,765	421,522
Per diems and travel expenses	201,195	163,057	72,647
Taxes other than income tax	154,047	173,147	148,950
Surveillance and cash courier services	474,477	524,680	548,759
Insurance premiums	25,311	26,783	21,977
Specialized and technical services	2,413,970	2,397,149	2,228,715
Technical reports	409,138	512,257	425,767
Others specialized and technical services	2,004,832	1,884,892	1,802,948
Other administrative expenses (1)	1,393,951	1,159,950	886,742
Total	8,818,508	8,748,715	8,343,118
(1)	As of December 31, 2024, this is predominantly comprised of Business Formalization Expenses of R$1,001,084 (2023 – R$949,009 and 2022 - R$926,119), Data Processing Expenses of R$263,719 (2023 – R$157,010 and 2022 - R$155,326), Service Expenses of R$250,192 (2023 - income of R$152,065 and 2022 - R$52,165), and Recovery of Charges and Expenses of R$558,296 (2023– R$304,025 and 2022 – R$435,717)

b) Other Information

The “Technical Reports” line item encompasses the fees paid by the various entities within the Consolidated Group to their respective auditors, broken down as follows:

Thousand of Reais	2024	2023
Independent audit of the financial statements of the companies included in the consolidation scope	29,987	27,100
Audit Related	588	300
Tax Services	105	215
Others	1,980	2,885
Total	32,660	30,500

The approximate tax amount, as per Law No. 12,741/2012 was R$5,687 (2023 - R$4,580).